CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,863	$ 106,998
Total Current Assets	1,863	106,998
Investments held in Trust Account	1,368,637	7,527,369
Total Assets	1,370,500	7,634,367
Current liabilities:
Accounts payable and accrued expenses	3,303,836	1,886,312
Excise tax payable	72,396
Income taxes payable	187,225	187,225
Advances from related parties	$ 117,871	$ 43,900
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued interest on Exchange Note	$ 23,964
Promissory note - related party	926,500	$ 350,000
PIPE Forward Contract		170,666
Total Current Liabilities	7,984,400	3,295,614
Deferred underwriting fee payable	4,370,000	4,370,000
Total Liabilities	12,354,400	7,665,614
Commitments
Common stock, $0.0001 par value;, subject to possible redemption, of: 114,966 and 694,123 shares issued and outstanding at redemption value of $11.15 and $10.65 per share, as of December 31, 2023 and 2022, respectively	1,281,957	7,395,349
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,489,000 and 3,462,000 shares issued and outstanding (excluding 114,966 and 694,123 shares subject to redemption) as of December 31, 2023 and 2022, respectively	350	347
Additional paid-in capital	550,246	292,973
Accumulated deficit	(12,816,453)	(7,719,916)
Total Stockholders' Deficit	(12,265,857)	(7,426,596)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,370,500	7,634,367
Additional Bridge Promissory note
Current liabilities:
Notes payable current	102,726
Promissory note - M2B
Current liabilities:
Notes payable current	167,958
Exchange Note
Current liabilities:
Notes payable current	2,621,558
Extension Notes
Current liabilities:
Notes payable current	233,774
Bifurcated Derivative	22,872
Bridge Notes
Current liabilities:
Bridge Note, net of discount		292,800
Bifurcated Derivative		$ 364,711
ELOC
Current liabilities:
Line of credit	$ 203,720